Investments in Associates and Joint Ventures - Summary of Main Investments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Porto Seguro Itau Unibanco Participacoes S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		42.93%
Percentage interest in voting capital		42.93%
BSF Holding S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		49.00%
Percentage interest in voting capital		49.00%
Gestora De Inteligencia De Credito S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	19.64%	20.00%
Percentage interest in voting capital	20.00%	20.00%
Compania Uruguaya De Medios De Procesamiento S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		29.24%
Percentage interest in voting capital		31.47%
Rias Redbanc S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		25.00%
Percentage interest in voting capital		25.00%
Kinea Private Equity Investimentos S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	80.00%	80.00%
Percentage interest in voting capital	49.00%	49.00%
Tecnologia Bancaria S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	28.05%	28.05%
Percentage interest in voting capital	28.95%	28.95%
Olimpia Promocao e Servicos S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		50.00%
Percentage interest in voting capital		50.00%
Conectcar Solucoes de Mobilidade Eletronica S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		50.00%
Percentage interest in voting capital		50.00%
XP Holding [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital		41.00%
Percentage interest in voting capital		29.32%
Pravaler SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	52.64%	52.65%
Percentage interest in voting capital	42.37%	42.42%